CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net loss for the period	$ (217,288,000)	$ (91,119,000)
Adjustments and items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	17,773,000	9,929,000
Fair value change losses (gains):
Investments-equity instruments (notes 6 and 19)	(3,747,000)	4,934,000
Investments-uranium (notes 6 and 19)	(13,439,000)	32,129,000
Investments-debt instruments (notes 6 and 19)	1,232,000	2,565,000
Deferred consideration (note 6)	(520,000)	0
Investments-Capped Call options (notes 14 and 19)	829,000	0
Convertible notes -Embedded Derivates (notes 14 and 19)	111,357,000	0
Day one loss on convertible notes (notes 14 and 19)	36,021,000	0
Uranium pre-payment (note 11)	8,235,000	0
Investment in associate-equity pick up (note 6)	1,772,000	0
Joint venture-equity pick up (note 7)	1,213,000	(16,000)
Recognition of deferred revenue (note 11)	(4,918,000)	(4,023,000)
Loss (gain) on property, plant and equipment disposals	18,000	(162,000)
Post-employment benefit payments (note 13)	(40,000)	(119,000)
Reclamation obligation income statement adjustment (note 12)	(1,593,000)	(1,823,000)
Reclamation obligation expenditures (note 12)	(1,141,000)	(2,491,000)
Share-based compensation (note 17)	4,747,000	4,657,000
Foreign exchange gain (note 19)	(2,835,000)	(2,278,000)
Deferred income tax recovery (note 15)	(6,632,000)	(236,000)
Change in non-cash operating working capital items (note 19)	808,000	7,669,000
Net cash used in operating activities	(68,148,000)	(40,384,000)
INVESTING ACTIVITIES
Additions of property, plant and equipment (note 9)	(50,496,000)	(7,690,000)
Proceeds on disposal of investment - uranium (note 6)	54,251,000	13,598,000
Purchase of equity investments (note 6)	(4,299,000)	(1,972,000)
Purchase of Capped Call derivative options (note 14)	(48,822,000)	0
Proceeds on disposal of property, plant and equipment	55,000	240,000
Decrease in restricted cash and investments (note 8)	(206,000)	(393,000)
Purchase of investment in joint venture (note 7)	0	(3,357,000)
Net cash (used in) provided by investing activities	(49,517,000)	426,000
FINANCING ACTIVITIES
Proceeds from Convertible Notes, net of issue costs (note 14)	458,994,000	0
Proceeds from share issues, net of cash paid issue costs (note 16)	14,496,000	14,082,000
Proceeds from share options exercised (note 16)	1,310,000	1,373,000
Repayment of debt obligations (note 13)	(517,000)	(301,000)
Net cash provided by financing activities	474,283,000	15,154,000
Increase/(Decrease) in cash and cash equivalents	356,618,000	(24,804,000)
Foreign exchange effect on cash and cash equivalents	782,000	2,268,000
Cash and cash equivalents, beginning of period	108,518,000	131,054,000
Cash and cash equivalents, end of period	$ 465,918,000	$ 108,518,000